REVERSE CAPITALIZATION - Schedule of Interest Acquired (Details)	Mar. 27, 2024 shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)	31,709,747
Percentage of voting equity interests acquired	100.00%
Class A TWO A
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)	3,897,747
Percentage of voting equity interests acquired	12.30%
Legacy LLP Equity Holders
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)	26,312,000
Percentage of voting equity interests acquired	83.00%
TWOA PIPE Investor
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)	1,500,000
Percentage of voting equity interests acquired	4.70%